Acquisition of FRT (Schedule of assets acquired and liabilities assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023
Business Acquisition [Line Items]
Working capital (excluding cash and cash equivalents)	$ 0	$ (15,288)
Fixed assets, net	0	1,615
Intangible assets	0	16,900
Goodwill	0	74,345
Capitalized share-based compensation	$ (1,295)	$ 102,286
FRT GmbH [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 2,053
Working capital (excluding cash and cash equivalents)			15,288
Fixed assets, net			1,615
Intangible assets			16,900
Goodwill			74,345
Deferred taxes liabilities, net			(7,157)
Fair value of assets acquired and liabilities			103,044
Cash consideration			102,539
Capitalized share-based compensation			505
Fair value of assets acquired and liabilities			$ 103,044